STOCK-BASED COMPENSATION PLAN (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nonvested shares
Weighted Average Grant-Date Fair Value
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 21		$ 16
Weighted-average period over which cost is expected to be recognized	1 year 2 months 12 days		10 months 24 days
Value of share awards vested	$ 21	$ 23	$ 23	$ 18	$ 12
Equity Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	2,287,000	3,126,000	3,126,000
Granted (in shares)	934,000		675,000
Vested (in shares)	(1,395,000)		(1,500,000)
Forfeited (in shares)	(27,000)		(14,000)
Nonvested at the end of the period (in shares)	1,799,000		2,287,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.92	$ 6.95	$ 6.95
Granted (in dollars per share)	$ 13.41		$ 17.55
Vested (in dollars per share)	$ 7.07		$ 7.20
Forfeited (in dollars per share)	$ 15.26		$ 4.98
Nonvested at the end of the period (in dollars per share)	$ 13.86		$ 9.92
Liability Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	1,100,000	1,642,000	1,642,000
Granted (in shares)	383,000		311,000
Vested (in shares)	(760,000)		(729,000)
Forfeited (in shares)	(63,000)		(124,000)
Nonvested at the end of the period (in shares)	660,000		1,100,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.42	$ 6.05	$ 6.05
Granted (in dollars per share)	$ 13.41		$ 17.59
Vested (in dollars per share)	$ 6.53		$ 5.55
Forfeited (in dollars per share)	$ 15.32		$ 7.99
Nonvested at the end of the period (in dollars per share)	$ 14.51		$ 9.42
Restricted stock units
Nonvested shares
Vested (in shares)	(72,161)		(115,045)
Weighted Average Grant-Date Fair Value
The number of restricted stock units vested at the balance sheet date (in shares)	516,338		444,177
Vested restricted stock units reflected (in shares)			176,327